UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-06727

Dominion Funds Inc.
(Exact name of registrant as specified in charter)

1613 Duke St. Alexandria, VA 22314
(Address of principal executive offices) (Zip code)

Paul Dietrich 1613 Duke St. Alexandria, VA 22314
(Name and address of agent for service)

Registrant's telephone number, including area code: 703-683-8575

Date of fiscal year end: 06/31
Date of reporting period: 07/01/04 - 06/30/05

Item 1. Proxy Voting Record.

Shepherd Large Cap Growth Fund
Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
J. C. Penny Company Inc.	JCP	708160106	05/20/05	Vote for Election of Nominees	M	Yes	For	For
				Ratify Appointment of Independent Auditor for ‘06	M	Yes	For	For
				Approve Adoption of JCP Equity Comp. Plan	M	Yes	For	For
				Consider Stockholder Proposal relating to the classification of Board of Directors	S	No	Against	For
Watts Water Technologies Inc.	WTS	942749102	05/04/05	Election of Nominees	M	Yes	For	For
				Ratification of Independent Auditors	M	Yes	For	For
Watsco Inc.	WSO	942622200	05/27/05	Election of Nominees	M	Yes	For	For
				Proposal to Approve and Ratify Amendments of Stock Purchase Plan to Increase # of shares	M	Yes	For	For
BASF Aktiengesellschaft	BF	055262505	04/28/05	Adoption of resolution on the appropriation of profit	M	Yes	For	For
				Adoption of resolution giving app. To actions of supervisory board	M	Yes	For	For
				Adoption of resolution giving approval to actions of Board of Directors	M	Yes	For	For
				Election of auditor for ‘05	M	Yes	For	For
				Authorization to buy back shares / redeem bought-back shares and reduce capital	M	Yes	For	For
				Auth. to acquire own shares using derivative financial instruments	M	Yes	For	For
				Amendment of Article 15 of the Art of Association	M	Yes	For	For
Jarden Corp.	JAH	471109108	06/09/05	Election of Nominees	M	Yes	For	For
				Proposal to approve and adopt amended Stock Incentive Plan	M	Yes	For	For
				Ratification of Appointment to the company’s restated Cert of Inc. / Increase # of shares	M	Yes	For	For
				Proposal to approve the conversion series C preferred stock to series B	M	Yes	For	For
				Proposal to approve an amendment to the company’s restated Cert. of Inc.	M	Yes	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds Inc.

By:          /s/ Paul Dietrich
        Paul Dietrich
President
    (Principal Executive Officer)

Date: August 31, 2005